Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements

6. Fair Value Measurements

The Company’s financial assets and liabilities carried at fair value are comprised of investment assets that include money market funds. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date.

The authoritative guidance establishes a three-level valuation hierarchy that prioritizes the inputs to valuation techniques used to measure fair value based upon whether such inputs are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect market assumptions made by the reporting entity. The three-level hierarchy for the inputs to valuation techniques is summarized as follows:

Level 1—Quoted prices in active markets for identical assets and liabilities that the Company has the ability to access.

Level 2—Observable market-based inputs or unobservable inputs that are corroborated by market data, such as quoted prices, interest rates, and yield curves.

Level 3—Inputs that are unobservable data points that are not corroborated by market data.

This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value (in thousands):

	Quoted Prices for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
September 30, 2020
Money market funds(1)	$39,737	$—	$—
December 31, 2019
Money market funds(1)	$24,432	$—	$—

(1)	Included in cash and cash equivalents in the accompanying condensed consolidated balance sheets.

The Company’s policy is to recognize transfers between levels at the end of the reporting period. There were no significant transfers between Level 1 and Level 2 during the three and nine months ended September 30, 2020 and 2019.

Fair Value of Financial Instruments

The carrying value of the Company’s accounts receivable, income tax receivable, accounts payable, and accrued expenses and other current liabilities are considered to be representative of their respective fair values because of their short-term nature.

The carrying value of the Company’s mortgages payable approximates their estimated fair value because the instruments bear interest at rates and have terms that are comparable to those available to the Company for similar loan instruments at September 30, 2020 and December 31, 2019.

The carrying value of the Company’s note payable to a related party does not approximate its fair value because the instrument bears interest at a rate that is not comparable to those available to the Company for a similar loan instrument at September 30, 2020 and December 31, 2019. The carrying value and the fair value of the Company’s term loan (the “2017 Term Loan”) was $75.0 million and $80.0 million, respectively, at September 30, 2020, and $75.0 million and $79.8 million, respectively, at December 31, 2019. The carrying value of the 2017 Term Loan is presented on the accompanying condensed consolidated balance sheets net of discount on the note and debt issuance cost.

6. Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value (in thousands):

	Quoted Market Prices for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
At December 31, 2018
Money market funds(1)	$10,217	$—	$—
Certificate of deposits(1)(2)	—	51,415	—
At December 31, 2019
Money market funds(1)	$24,432	$—	$—

(1)	Included in cash and cash equivalents in the accompanying consolidated balance sheets.
(2)	Included in short-term investments in the accompanying consolidated balance sheets.

Short-term investment, which consists of a certificate of deposit with a maturity of 12 months or less, is classified as a Level 2 financial asset because it is valued using quoted market price and other observable inputs in active markets for identical securities.

There were no significant transfers between Level 1 and Level 2 during the years ended December 31, 2018 and 2019. The Company’s policy is to recognize transfers between levels at the end of the reporting period.

The Company recorded a non-recurring Level 3 fair value impairment loss of $1.4 million on its investment in NeoSeq for the year ended December 31, 2018, discussed in Note 2 “Equity Method Investment.” No impairment loss was recorded for the year ended December 31, 2019.

Fair Value of Financial Instruments

The carrying value of the Company’s accounts receivable, income tax receivable, accounts payable, and accrued expenses and other current liabilities are considered to be representative of their respective fair values because of their short-term nature.

The carrying value of the Company’s mortgages payable approximates their estimated fair value because the instruments bear interest at rates and have terms that are comparable to those available to the Company for similar loan instruments at December 31, 2018 and 2019.

The carrying value of the Company’s note payable to a related party does not approximate its fair value because the instrument bears interest at a rate that is not comparable to those available to the Company for a similar loan instrument at December 31, 2018 and 2019. The carrying value and the fair value of the Company’s term loan (the “2017 Term Loan”) is $75.0 million and $76.7 million, respectively, at December 31, 2018 and $75.0 million and $79.8 million, respectively, at December 31, 2019. The carrying value of the 2017 Term Loan is presented on the accompanying consolidated balance sheets net of discount on the note and debt issuance cost.